Income Taxes (Components of Deferred Income Tax Expenses) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Deferred tax expense (exclusive of the effects of other components listed below)	¥ 31,999	¥ 111,579	¥ 94,250
Benefits of net operating loss carryforwards	(17,899)	(27,893)	(118,732)
Income taxes deferred, total	¥ 14,100	¥ 83,686	¥ (24,482)